                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


            Read instructions at end of Form before preparing Form.
________________________________________________________________________________

1. Name and address of issuer:  EXCELSIOR FUNDS, INC.
                                73 TREMONT STREET
                                BOSTON, MA 02108
________________________________________________________________________________

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities, check the box
but do not list series or classes):                  [ X ]

                           SEE SCHEDULE "A" ATTACHED
________________________________________________________________________________

3. Investment Company Act File Number:  811-4088


     Securities Act File Number:         2-92665
________________________________________________________________________________

4(a). Last day of fiscal year for which this Form is filed:     MARCH 31, 1998

________________________________________________________________________________

4(b).[_] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

________________________________________________________________________________

4(c).[_] Check box if this is the last time the issuer will be filing this Form.

________________________________________________________________________________

--------------------------------------------------------------------------------
  5. Calculation of registration fee:

         (i)   Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24f-2:
               (See Schedules A & B)                            $ 10,773,719,540
                                                                ----------------

        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:
               (See Schedule C)                                 $ 10,136,405,027
                                                                ----------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                       $       n/a
                                                                -----------

        (iv)   Total available redemption credits [add Items
               5(ii) and 5(iii)]:                              -$ 10,136,405,027
                                                               -----------------

         (v)   Net sales - if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:                                          $     637,314,513
                                                               -----------------

--------------------------------------------------------------------------------

        (vi)   Redemption credits available for use in future     $   (     n/a)
                                                                  -------------
               years -- if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:
--------------------------------------------------------------------------------

        (vii)  Multiplier for determining registration fee (See
               Instruction C.9):                                    x    .000295
                                                                    ------------

        (viii) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):               =$ 188,007.78
                                                                   -------------


--------------------------------------------------------------------------------
  6. Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were
             -----
        registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.
                                                                       -----

--------------------------------------------------------------------------------
  7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                +$           n/a
                                                                 ---------------


--------------------------------------------------------------------------------
  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$   188,007.78
                                                                 ---------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  9. Date the registration fee and any interest payment was sent to the Commissions's lockbox depository:

        JUNE 25, 1998

        Method of Delivery:

                [X]   Wire Transfer
                [_]   Mail or other means



--------------------------------------------------------------------------------


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ JOHN M. CORCORAN, ASSISTANT TREASURER
                                -----------------------------------------

                                JOHN M. CORCORAN, ASSISTANT TREASURER
                                -------------------------------------

Date    JUNE 25, 1998
        -------------

    *Please print the name and title of the signing officer below the signature.

                                 SCHEDULE "A"
                                 ------------


Name of each series or class of funds for which this notice is filed:
---------------------------------------------------------------------

CLASS A SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS B SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS C SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS C-Special Series 1 SHARES OF COMMON STOCK, PAR VALUE $.001 CLASS D SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS E SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS F SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS G SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS H SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS H-Special Series 1 SHARES OF COMMON STOCK, PAR VALUE $.001 CLASS I SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS J SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS K SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS L SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS L-Special Series 1 SHARES OF COMMON STOCK, PAR VALUE $.001 CLASS M SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS M-Special Series 1 SHARES OF COMMON STOCK, PAR VALUE $.001 CLASS N SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS N-Special Series 1 SHARES OF COMMON STOCK, PAR VALUE $.001 CLASS O SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS O-Special Series 1 SHARES OF COMMON STOCK, PAR VALUE $.001 CLASS P SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS Q SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS R SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS S SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS T SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS U SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS V SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS W SHARES OF COMMON STOCK, PAR VALUE $.001

                                 SCHEDULE "B"


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN
----------------------------------------------------------------------------
RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2
-------------------------------------------------

                                     Shares  :               Price:
                                     ---------               ------
    CLASS A:                         2,611,474,493       $   2,611,474,493
    CLASS B:                         4,837,865,828           4,837,865,828
    CLASS C:                             1,830,335              59,664,729
    CLASS C - SPECIAL SERIES 1:                454                       0
    CLASS D:                             3,432,506              30,874,198
    CLASS E:                             1,061,028              18,205,158
    CLASS F:                             7,823,402              94,783,126
    CLASS G:                         2,515,769,963           2,515,769,963
    CLASS H:                             1,742,160              19,925,198
    CLASS H - SPECIAL SERIES 1:                991                  10,266
    CLASS I:                             1,589,555              20,278,480
    CLASS J:                                22,002                 218,925
    CLASS K:                                10,048                 101,881
    CLASS L:                                77,297                 891,385
    CLASS L - SPECIAL SERIES 1:                  0                       0
    CLASS M:                               104,531               1,324,479
    CLASS M - SPECIAL SERIES 1:                  0                       0
    CLASS N:                             9,949,197             210,533,502
    CLASS N - SPECIAL SERIES 1:                  0                       0
    CLASS O:                               104,964               1,357,086
    CLASS O - SPECIAL SERIES 1:                  0                       0
    CLASS P:                             5,336,432              59,019,030
    CLASS Q:                             5,372,797              42,386,787
    CLASS R:                             7,208,623              85,852,102
    CLASS S:                             1,570,677              10,975,144
    CLASS T:                             4,118,110              29,395,499
    CLASS U:                             5,724,639              42,655,392
    CLASS V:                             5,989,568              41,874,511
    CLASS W:                               935,051               6,348,553
                                    --------------       -----------------

    Total                           10,029,114,651       $  10,741,785,715
                                    ==============       =================

                                 SCHEDULE "C"
                                 ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL
----------------------------------------------------------------------
YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:
-------------------------------------------------------------------

                                                Shares  :               Price:
                                                ---------               ------
        CLASS A:                                4,120,591               $  4,120,591
        CLASS B:                                1,392,643                  1,392,643
        CLASS C:                                  365,826                 11,596,023
        CLASS C - SPECIAL SERIES 1:                     6                        146
        CLASS D:                                  185,721                  1,667,354
        CLASS E:                                  370,069                  6,178,623
        CLASS F:                                   64,967                    759,358
        CLASS G:                                1,959,784                  1,959,784
        CLASS H:                                        1                          4
        CLASS H - SPECIAL SERIES 1:                     0                          0
        CLASS I:                                   57,892                    738,380
        CLASS J:                                    6,682                     66,364
        CLASS K:                                    4,366                     43,308
        CLASS L:                                   16,338                    191,862
        CLASS L - SPECIAL SERIES 1:                     0                          0
        CLASS M:                                   58,868                    691,183
        CLASS M - SPECIAL SERIES 1:                     0                          0
        CLASS N:                                   32,739                    680,550
        CLASS N - SPECIAL SERIES :                      4                         58
        CLASS O:                                   14,758                    195,440
        CLASS O - SPECIAL SERIE 1:                      0                          0
        CLASS P:                                   18,526                    193,175
        CLASS Q:                                    4,692                     29,609
        CLASS R:                                   73,319                    865,174
        CLASS S:                                   44,519                    311,065
        CLASS T:                                   35,038                    249,767
        CLASS U:                                        0                          0
        CLASS V:                                      481                      3,364
        CLASS W:                                        0                          0
                                                ---------                 ----------

        Total                                   8,827,830               $ 31,933,825
                                                =========                 ==========

                                 SCHEDULE "D"
                                 ------------


AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR, IF
----------------------------------------------------------------------------
APPLICABLE:
-----------

                                                       Price:
                                                       ------
        CLASS A:                                       $    2,454,801,619
        CLASS B:                                       $    4,772,966,563
        CLASS C:                                       $      110,065,542
        CLASS C - SPECIAL SERIES 1:                    $          108,505
        CLASS D:                                       $       34,478,123
        CLASS E:                                       $       42,309,649
        CLASS F:                                       $       40,179,061
        CLASS G:                                       $    2,397,183,732
        CLASS H:                                       $       20,366,512
        CLASS H - SPECIAL SERIES 1:                    $           21,542
        CLASS I:                                       $       12,312,018
        CLASS J:                                       $        5,544,142
        CLASS K:                                       $        3,222,773
        CLASS L:                                       $        5,940,958
        CLASS L - SPECIAL SERIES 1:                    $                0
        CLASS M:                                       $       12,610,172
        CLASS M - SPECIAL SERIES 1:                    $               29
        CLASS N:                                       $       29,351,458
        CLASS N - SPECIAL SERIES 1:                    $           61,583
        CLASS O:                                       $        9,001,649
        CLASS O - SPECIAL SERIES 1:                    $               34
        CLASS P:                                       $       47,994,494
        CLASS Q:                                       $       62,916,933
        CLASS R:                                       $       45,563,629
        CLASS S:                                       $        9,870,666
        CLASS T:                                       $       17,409,830
        CLASS U:                                       $        1,080,251
        CLASS V:                                       $        1,034,897
        CLASS W:                                       $            8,663
                                                                    -----

        Total                                          $   10,136,405,027
                                                           ==============